Related Party Transactions - Key Mgm - Guarantees - Loans past due - Other Transactions (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans Issued and Guarantees Granted [Abstract]
Key Management Loans and commitments	€ 1	€ 2
Key Management Deposits	10	17
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collateral held for loans outstanding	0	0
Trading assets and positive market values from derivative financial transactions with associated companies	11	27
Other assets related to transactions with associated companies	3	2
Other liabilities related to transactions with associated companies	€ 3	€ 0